Deposits - Schedule of Composition of Time Deposits (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Banking And Thrift [Abstract]
Demand noninterest-bearing	$ 113,762	$ 103,138
Interest checking and money market	289,953	272,968
Savings	45,698	42,452
Time deposits $250,000 and over	7,933	7,472
Other time deposits	55,282	59,689
Total deposits	$ 512,628	$ 485,719
Demand noninterest-bearing, percentage	22.00%	21.00%
Interest checking and money market, percentage	57.00%	56.00%
Savings, percentage	8.00%	9.00%
Time deposits $250,000 and over, percentage	2.00%	2.00%
Other time deposits, percentage	11.00%	12.00%
Total, percentage	100.00%	100.00%